SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

Since the reporting date, the following significant events have occurred:

1.	On July 15, 2024, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 75:1 under the symbol “SMX,” with a new CUSIP number of G8267K208 and ISIN code IE000IG23NR9. Approved by shareholders and Board of Directors on June 11, 2024. This reverse split consolidated every 75 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1 per share. The par value of the Ordinary Shares increased from $0.0022 to $0.165. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 9 - SUBSEQUENT EVENTS (CONT.)

2.	On July 19, 2024, the Company entered into a Securities Purchase Agreement with an institutional investor, resulting in the issuance of a promissory note (the “Note”) and warrants (the “Warrant”) for gross proceeds of $747, before fees and other expenses. The Note, issued with a 35% original issue discount, has a principal amount of $1,150 and matures 12 months from the issuance date. The Investor may convert the Note into the Company’s Ordinary Shares at a conversion price based on the lower of $6.10 or 80% of the 20-day volume-weighted average price, subject to a 4.99% beneficial ownership limitation. In case of default, the outstanding principal plus accrued interest increases to 120%, and a 24.5% per annum default interest rate applies. The accompanying Warrant, exercisable for 208,524 shares at $6.23 per share, is valid for five and a half years and includes anti-dilution protections and a 4.99% ownership cap. The Company used the net proceeds for working capital and general corporate purposes and is subject to certain restrictions and covenants under the Purchase Agreement. The Company also agreed to register the resale of shares underlying the Note and Warrant under a Registration Rights Agreement.

3.	On July 10, 2024, the Company entered into a Letter of Intent (LOI) with PMB Partners, LP (“PMB”). Under the LOI, the Company restructured $1.3 million of its debt to PMB. Subsequently, the Company entered into definitive agreements reflecting the terms of the LOI. This includes issuing a $800 Convertible Promissory Note with 15% interest (20% default interest), maturing on December 31, 2024, and a $500 Promissory Note with similar terms. Additionally, PMB exchanged its shares in a subsidiary, True Gold Consortium Pty Ltd, for 29,116 Company shares. The Company also issued 51,810 shares as consideration for PMB’s waivers and releases related to the debt. The Company agreed to register all shares issued to PMB for resale.

4.	On August 30, 2024 the Company entered into transactions pursuant to a Securities Purchase Agreement and issued and sold to an institutional investor a promissory note, for gross proceeds to the Company of $194.5, before deducting fees and other offering expenses payable by the Company. The Company used the net proceeds from the sale of the note for general working capital purposes. The note is in the principal amount of $223.6, which includes an original issue discount of $29, a one-time interest charge of 10%, was applied to the principal. The maturity date of the Note is June 30, 2025. The accrued, unpaid interest and outstanding principle, subject to adjustment, shall be paid in five payments as follows: (1) on February 28, 2025, $123 (2) on March 30, 2025, $30; (3) on April 30, 2025, $30; (4) on May 30, 2025, $30 and (5) on June 30, 2025, $30. Through February 26, 2025, the Company may prepay the note in full at a 2% discount. The note contains customary Events of Default for transactions similar to the transactions contemplated by the Purchase Agreement and the Note. In the event of an Event of Default, (i) the Note shall become immediately due and payable, (ii) the principal and interest balance of the Note shall be increased by 150% and (ii) the Note may be converted into ordinary shares of the Company (“Ordinary Shares”) at the sole discretion of the Investor. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the note so the Investor beneficially owns less than 4.99% of the Company’s Ordinary Shares. The Investor shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion. The Company paid, as a placement agent, approximately $9 in cash fees in relation to the transactions contemplated by the Purchase Agreement.

5.	On July 21, 2024, the Company granted 6,873 RSUs to an advisor. The fair value at grant date was $6.23 per RSU. The RSU shall vest monthly in equal installment until December 20, 2024

6.	On August 24, 2024, the Company extended a previous convertible security maturity date to February 24, 2025. In addition, the investor will have the right to convert at his option all or a portion of the face value amount including OID or a maximum of $407 into ordinary shares at a conversion price under exactly the same terms of a new qualified financing for at least $1.5 million from any source. (see also note 3(2)).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 9 - SUBSEQUENT EVENTS (CONT.)

7.	On August 29, 2024, the Company amended its 2022 Incentive Equity Plan (the “Incentive Plan”), to increase the number of authorized Ordinary Shares under the Incentive Plan to 1,524,752 from 29,871 (the “Amendment”). As a Foreign Private Issuer, Nasdaq Rule 5615(a)(3) allows the Company to rely on home country corporate governance practices in lieu of certain of the rules in the Nasdaq Rule 5600 Series and Rule 5250(d) and, accordingly, the Company so elected to approve the Amendment without stockholder approval. Thereafter, the Company granted an aggregate of 411,263 fully vested restricted stock units and 682,594 fully vested stock options to its executive officers and directors, and to certain consultants and advisors to the Company.

8.	On September 11, 2024, the Company entered into a private placement transaction pursuant to a Securities Purchase Agreement and a Registration Rights Agreement with certain institutional investors for aggregate gross proceeds of $5,350, before deducting fees to the placement agents and other expenses payable by the Company in connection with the Private Placement. The Company used the net proceeds from Private Placement for general corporate purposes and for working capital purposes. The offering consisted of the sale of 5,350,000 Common Units (or Pre-Funded Units), each consisting of one Ordinary Share or Pre-Funded Warrant and two (2) Series A Common Warrants, each to purchase one (1) Ordinary Share per warrant at an exercise price of $1.00, and one (1) Series B Common Warrants to purchase such number of Ordinary Shares as determined in the Series B Warrant. The public offering price per Common Unit was $1.00 (or $0.9999 for each Pre-Funded Unit, which is equal to the public offering price per Common Unit to be sold in the offering minus an exercise price of $0.0001 per Pre-Funded Warrant). The Pre-Funded Warrants will be immediately exercisable subject to registration and may be exercised at any time until exercised in full. For each Pre-Funded Unit sold in the offering, the number of Common Units in the offering will be decreased on a one-for-one basis. The initial exercise price of each Series A Common Warrant is $1.00 per Ordinary Share. The Series A Common Warrants are exercisable immediately subject to registration and expire 66 months after the initial issuance date. The number of securities issuable under the Series A Common Warrant is subject to adjustment. The initial exercise price of each Series B Common Warrant is $0.00001 per Ordinary Share. The number of Ordinary Shares issuable under the Series B Warrant, if any, is subject to adjustment to be determined pursuant to the trading price of the Ordinary Shares following the effectiveness of a resale registration statement that the Company has undertaken to file on behalf the Purchasers. Of the gross proceeds, 20%, or $1,072, will be held in escrow and payable to the Purchasers under certain circumstances during the term of the Series A Common Warrants and Series B Warrants, as set forth therein. The Company agreed to pay a total cash placement fee equal to 12.0% of the gross cash proceeds received in the Private Placement. As a condition to closing, the executive officers, directors and 10% holders of Ordinary Shares of the Company executed 90-day lock-up agreements.

10)	On September 16, 2024, the Company issued 22,611 ordinary shares following the partial conversion of an outstanding convertible security dated February 24, 2024, as amended on August 24, 2024. See also note 3(2) and 9(6).

NOTE 24 - SUBSEQUENT EVENTS:

Since the reporting date the following significant events have occurred:

1.	The financial statements were authorized for issuance on April 19, 2024, except for Note 24.12 which was authorized on August 12, 2024.

2.	On January 12, 2024 the Company announced that it entered into a $5 million contract with R&I Trading of New York. This project, spearheaded by the SMX team, will deploy SMX’s technology to enhance supply chain transparency with respect to a NATO government member state and with the expectation of expanding to further NATO government member states.

3.	In January 2024, pursuant to the inducement letter described in note 14(3), the holders of the new 909,090 warrants exercised 454,544 warrants for an aggregate of 454,544 Ordinary Shares.

4.	In February 2024, the Company entered into a Letter Agreement with Yorkville dated February 1, 2024 (the “Letter Agreement”), which amends the SEPA. Pursuant to the Letter Agreement, the Company agreed to make payments to Yorkville, which may include proceeds of Advances under the SEPA, to repay the amounts outstanding under the Pre-Paid Advance plus payment premium. The Company agreed to pay a fee to Yorkville equal to $200.

The Company further agreed to issue to Yorkville a 5-year warrant to purchase 250,000 ordinary shares of the Company at an exercise price of $0.0022 per share.

5.	On February 20, 2024, the Company closed an underwritten public offering of 12,124,666 Ordinary Shares at a subscription price per share of $0.24 and Pre-Funded Warrants convertible on a 1-for-1 basis into Ordinary Shares, at a price per Pre-Funded Warrant of $0.2378. The gross proceeds was approximately $2.9 million, prior to deducting underwriting discounts and commissions and offering expenses payable by the Company. The net proceeds to the Company upon the closing of the offering, after deducting the underwriting commissions and estimated offering expenses payable by the Company, were approximately $2.66 million.

6.	On February 28, 2024, in connection with a private placement binding term sheet, the Company issued (i) a convertible security to an investor relating to a loan in the principal amount of $407 and (ii) 100,000 warrants to the investor. The warrants have an exercise price of $0.5 per share. The net proceeds to the Company upon the closing of the private placement was $350.

7.	On February 29, 2024, the Company’s Board of Directors approved a grant of 1,500,000 RSUs to an officer, directors and service providers under the 2022 Incentive Equity Plan. As of the date of these Financial Statements 166,667 of the RSUs are vested.

8.	On March 4, 2024, the Company’s Board of Directors approved the issuance of 100,000 ordinary shares to a service provider in connection with certain investor relations services.

9.	On April 11, 2024 the Company entered into a Securities Purchase Agreement and issued and sold to an institutional investor a promissory note and warrants, for gross proceeds of approximately US$2.0 million, before deducting fees and other offering expenses payable by the Company. The Note is in the principal amount of $2,250. The actual amount loaned by the Investor pursuant to the Note is approximately $2.0 million after a 10% original issue discount. The maturity date of the Note is the 12-month anniversary of the Effective Date, and is the date upon which the Principal Amount, as well as any accrued and unpaid interest and other fees, shall be due and payable. Interest accrues in the amount of 12% per year. In addition, the Warrant, for 5 years period and for 11,825,508 Ordinary Shares, has an exercise price of $0.157 per share, subject to customary adjustments and limitation as described in the agreement. Furthermore, as a further inducement of the Company for the Investor to enter into the transaction, the Company entered into a Warrant Amendment and Inducement Letter with the Investor, with respect to its outstanding “B” warrants of the Company (the “Existing Warrant”) to purchase 2,619,367 Ordinary Shares. The Existing Warrant was issued to the Investor as of September 6, 2023 and had a fixed exercise price of $1.6378 per share. Pursuant to the Inducement Letter, the Investor agreed to exercise for cash the Existing Warrant in full at a reduced exercise price of $0.0022 per share, or approximately $6, see also note 8(c).

10.

On April 19, 2024, the Company entered into a Stock Purchase Agreement (the “SPA”) with an institutional investor, pursuant to which the investor has committed to purchase from time to time from the Company, up to $30,000 of the Company’s ordinary shares, subject to the terms and conditions specified in the SPA. Subject to the terms and conditions of the SPA, the Company has the right from time to time at its discretion, any time after the three month anniversary of the shares underlying the SPA being registered for resale pursuant to the Registration Rights Agreement referred to below, to direct Alpha to purchase a specified amount of the Company’s ordinary shares (each such sale, a “Put”) by delivering written notice to Alpha (each, a “Put Notice”). There is a $20 mandatory minimum amount for any Put and it may not exceed $500 in any consecutive 30-day period, subject to a volume threshold equal to the quotient of (a) the number of ordinary shares requested by the Company in a Put Notice divided by (b) 0.30. The ordinary shares will be purchased at a price equal to: (a) 95% of the lowest daily traded price of the Company’s ordinary shares during the five trading day valuation period (provided that it shall not be less than a Company-specified minimum acceptable price) (“Market Price”), if the market price of the ordinary shares is over $1.00; (b) 90% of the Market Price, if the market price of the ordinary shares is between $0.80 and $1.00: (c) 85% of the Market Price, if the market price of the ordinary shares is between $0.60 and $0.80; (d) 80% of the Market Price, if the market price of the ordinary shares is between $0.40 and $0.60; (e) 75% of the Market Price, if the market price of the ordinary shares is between $0.20 and $0.40; and (f) 50% of the Market Price, if the market price of the ordinary shares is below $0.20. The SPA contains restrictions on the Company’s ability to enter into any Variable Rate Transaction (as defined in the SPA), as described in the SPA.

The obligations of the investor to accept any Put pursuant to a Put Notice is subject to customary conditions, including that it is not required to purchase any ordinary shares pursuant to a Put if it would result in it beneficially owning in excess of 4.99% of the Company’s ordinary shares, and that the ordinary shares subject to the Put be registered for resale. The Company agreed to pay a commitment fee to the investor equal to 1.5% of the commitment amount, payable in shares, or 2,725,621 ordinary shares (the “Commitment Shares”) and which are subject to a three month lock-up.

The SPA will automatically terminate on the earliest to occur of (a) the first day of the month next following the 36-month anniversary of the date of the SPA or (ii) the date on which the investor shall have made payment of Puts pursuant to the SPA for ordinary shares equal to $30,000. The Company has the right to terminate the SPA at no cost or penalty upon five (5) trading days’ prior written notice to the investor, provided that there are no outstanding Put Notices for which ordinary shares need to be issued and the Company has paid all amounts owed to the investor pursuant to the SPA and any indebtedness the Company otherwise owes to the investor or its affiliates. The Company and the investor may also agree to terminate the SPA by mutual written consent.

11.	As of the date of publication of these financial statements, the Company’s institutional investor has converted all of the principal of the convertible promissory note into an aggregate of 2,619,377 Ordinary Shares and exercised the Warrant A and Warrant B for 3,789,264 and 2,619,367 Ordinary Shares, respectively, see also note 8(c).

12.	On July 11, the Company gave public notice of a reverse stock split (the “Post-reverse stock split”) which was approved by the Company’s shareholders and the Board of Directors’ on June 11, 2024. According to the Post-reverse stock split all shares (issued and unissued) be consolidated on the basis that every 75 shares of par value US$0.0022 each will be consolidated into 1 share of par value US$0.165. The Post-reverse stock split and the amendments to the Company’s authorized share capital entered into effect on July 15, 2024. The number of shares used to calculate basic and diluted per- share amounts have been retroactively adjusted to reflect the Post-reverse stock split (see also Note 18)

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AS OF JUNE 30, 2024 UNAUDITED

		As of June 30, 2024	As of December 31, 2023
	Note	US$ in thousands
Current assets
Cash and cash equivalents		-	168
Other current receivables		373	634
Total current assets		373	802
Non-current assets
Intangible assets, net		16,450	16,486
Goodwill		32,957	32,957
Property, plant and equipment, net		316	411
Right of use assets		348	389
Investment in associated companies		115	115
Total non-current assets		50,186	50,358

Total assets		50,559	51,160
Current liabilities
Bank overdraft		21	-
Trade payables		11,654	10,515
Other payables		3,440	2,483
Convertible notes	3	1,883	1,390
Warrants - derivative financial liability		749	1,143
Pre-paid advance	4.1	-	700
Bridge loans liabilities	4.4	2,023	1,750
Lease liabilities		42	41
Total current liabilities		19,812	18,022
Non-current liabilities
Lease liabilities		388	411
Bridge loans liabilities	4.4	-	483
Total non-current liabilities		388	894

Total liabilities		20,200	18,916
Equity
Issued capital and additional paid in capital	5	71,810	62,901
Foreign currency translation reserve		(419)	(491)
Accumulated losses		(61,627)	(50,934)
Total equity attributable to owners of the parent		9,764	11,476
Non- controlling interest		20,595	20,768
Total equity		30,359	32,244
		50,559	51,160

/s/ Amir Bader	/s/ Haggai Alon	/s/ Ophir Sternberg	October X, 2024
Amir Bader Interim Chief Financial Officer	Haggai Alon Chief Executive Officer	Ophir Sternberg Board of Directors Chair	Date of approval of financial statements

The accompanying notes are an integral part of the financial statements.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS UNAUDITED

		For the Six-Month Period Ended
		June 30, 2024	June 30, 2023
	Note	US$ in thousands except share and per share data
General and administrative expenses	6	4,848	13,350
Selling and marketing expenses		2,719	228
Research and development expenses, net		1,689	1,172
Listing expenses		-	16,802
Operating loss		(9,256)	(31,552)
Finance income		1,602	1,143
Finance expenses		3,232	2,496
Share of net loss of associated companies		-	104
Loss before income tax		(10,886)	(33,009)
Income tax		-	-
Loss after income tax for the period attributable to shareholders		(10,886)	(33,009)

Other comprehensive loss:
Items that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency		(117)	(400)

Items that will or may be reclassified to profit or loss:
Exchange losses arising on translation of foreign operations		209	235
Total other comprehensive loss		92	(165)

Total comprehensive loss		(10,794)	(33,174)

Net loss attributable to:
Equity holders of the Company		(10,693)	-
Non- controlling interest		(193)	-

Loss per share attribute to the shareholders
Basic and diluted loss per share attribute to shareholders (in dollar)	7	*(0.005)	*(0.001)

*	After giving effect to the reverse stock split on July 11, 2024 (see also Note 1.E)

The accompanying notes are an integral part of the consolidated financial statements.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY UNAUDITED INTERIM CONDENSED CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIT) (US$ in thousands)

	Issued capital and Additional paid-in capital	Foreign currency translation reserve	Accumulated loss	Total equity attributable to owners of the parent	Non- controlling interests	Total equity
Balance as of January 1, 2024	62,901	(491)	(50,934)	11,476	20,768	32,244
Comprehensive loss
Loss after income tax for the period	-	-	(10,693)	(10,693)	(193)	(10,886)
Other comprehensive loss for the period	-	72	-	72	20	92
Total comprehensive loss for the period	-	72	(10,693)	(10,621)	(173)	(10,794)

Conversion of financial liabilities into ordinary shares.	655	-	-	655	-	655
Exercise of warrants into ordinary shares	504	-	-	504	-	504
Conversion of warrants- derivative financial liabilities into ordinary shares	314	-	-	314	-	314
Conversion of convertible promissory note into ordinary shares	2,346	-	-	2,346	-	2,346
Issuance of investment units	2,699	-	-	2,699	-	2,699
Issuance of ordinary shares and warrants	698	-	-	698	-	698
Share based compensation	1,693	-	-	1,693	-	1,693
Balance as of June 30, 2024	71,810	(419)	(61,627)	9,764	20,595	30,359

The accompanying notes are an integral part of the consolidated financial statements.

(*) Represents an amount lower than US$ 1 thousand, see Note 2D.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY UNAUDITED INTERIM CONDENSED CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIT) (US$ in thousands)

	Issued capital and Additional paid-in capital	Foreign currency translation reserve	Accumulated loss	Total equity
Balance as of January 1, 2023	32,713	(537)	(30,020)	2,156
Comprehensive loss
Loss after income tax for the period	-	-	(33,009)	(33,009)
Other comprehensive loss for the period	-	(165)	-	(165)
Total comprehensive loss for the period	-	(165)	(33,009)	(33,174)

Issuance of shares, net	170	-	-	170
Recapitalization due to issuance of shares following the SPAC transaction, net	11,460	-	-	11,460
Share-based compensation	2,092	-	-	2,092
Conversion of convertible notes to shares	175	-	-	175
Conversion of bridge loans to shares	2,983	-	-	2,983
Exercise of options	10	-	-	10
Conversion of warrants A to ordinary shares, net (See note 5.2)	290			290
Issuance of Security Bundle, net (See note 5.2)	1,837	-	-	1,837
Balance as of June 30, 2023	51,730	(702)	(63,029)	(12,001)

The accompanying notes are an integral part of the consolidated financial statements.

(*) Represents an amount lower than US$ 1 thousand, see Note 2D.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (US$ in thousands)

	For the Six Months Ended
	June 30, 2024	June 30, 2023
	US$ in thousands
Cash flows from operating activities:
Net Loss	(10,693)	(33,009)
Share-based compensation	1,623	2,092
Depreciation and amortization	111	114
Increase in other receivables	246	2,575
Increase in trade payables	1,155	2,545
Increase in other payables	1,238	70
Decrease in other liabilities	-	13
Revaluation of financial liabilities at fair value	(949)	(41)
Financial expenses due to bridge loans principal amounts	(53)	1421
Interest on leases	32	7
Interest expenses / (income) and revaluation of convertible notes	1,871	(382)
Provision of borrowing to related parties	-	14
Issuance of ordinary shares due to commitment fee- see note 4(3)	460	-
Issuance of ordinary shares due to underwriter’s fee- see note 5B(4)	238	-
Share of net loss of associated companies	-	104
Issuance cost due to inducement Alpha warrants B’s exercise price	185	-
SPAC transaction - listing costs	-	16,802
Net cash flow used in operating activities	(4,536)	(7,675)

Cash flows from investing activities:
Purchase of property, plant and equipment	(166)	(10)
Capitalized development cost	-	(383)
Net cash flow used in investing activities	(166)	(393)

The accompanying notes are an integral part of the consolidated financial statements.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (US$ in thousands)

	For the Six Months Ended
	June 30, 2024	June 30, 2024
	US$ in thousands
Cash flows from financing activities:
Payment of lease liabilities	(40)	(21)
Proceeds from issuance of convertible notes and security	350	250
Proceeds from bridge loans	-	550
Repayment of bridge loans	(30)	(30)
Proceeds from the issuance of Alpha new Note, warrants and derivative financial liability	2,025	2,811
Proceeds from (repayment of) Pre-Paid Advance	(423)	3,220
Proceeds from the issuance of shares and warrants	2,698	-
Exercise of warrants into ordinary shares	35	-
Overdraft	21	-
Issuance of shares in the SPAC transaction, net	-	2,923
Net cash flow from financing activities	4,636	9,703

Increase (decrease) in cash and cash equivalents	(66)	1,635
Cash and cash equivalents at beginning of period	168	1,398
Exchange rate differences on cash and cash equivalent	(102)	(13)
Cash and cash equivalents at end of period	-	3,020

	For the Six Months Ended
	June 30, 2024	June 30, 2023
	US$ in thousands
Appendix A – Non-Cash transactions during the period:

Conversion of financial liability into ordinary shares	597	450
Conversion of warrants into ordinary shares	-	290
Conversion of bridge loans and derivative financial liability into ordinary shares and warrants	128	2,983
Exercise of warrants into ordinary shares	458	2,229
Conversion of convertible notes into ordinary shares	2,346	175
Issuance cost due to inducement Alpha warrants B’s exercise price	107	-

The accompanying notes are an integral part of the consolidated financial statements.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)